Lease - Schedule of Maturity Analysis of Operating Leases Liabilities (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Schedule of Maturity Analysis of Operating Leases Liabilities [Abstract]
2025	$ 97,541
2026	24,573
Total future undiscounted cash flow	122,114
Less: Discount on operating lease liabilities	(5,707)
Present value of operating lease liabilities	116,407
Less: Current portion of operating lease liabilities	(102,225)	$ (125,232)
Non-current portion of operating lease liabilities	$ 14,182	$ 99,485